SCHEDULE OF WEIGHTED AVERAGE LEASE TERM AND DISCOUNT RATE (Details)	Mar. 31, 2024
Operating Lease
Weighted average remaining lease term	2 years 3 months 18 days
Weighted average discount rate	5.00%